Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	¥ 304,725,132	¥ 288,191,509
Technology and software [member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	48,554,967	49,102,000
Other [Member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	10,000,000	42,624,500
Content producers [Member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	¥ 246,170,165	¥ 196,465,009